Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade payable	$ 7,918,607	$ 12,784,485
Other payable	3,081,329	2,325,038
Lease liabilities	226,187	215,671
Borrowings	26,598,939	37,404,964
Loan From Government
Disclosure of detailed information about financial instruments [line items]
Borrowings	12,496,831	11,855,579
Other Long Term Borrowing
Disclosure of detailed information about financial instruments [line items]
Borrowings	18,541,961	32,060,453
K2HV Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	87,693	90,213
Tranche 2B Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	701
On Demand or Within 1 year
Disclosure of detailed information about financial instruments [line items]
Trade payable	7,918,607	12,784,485
Other payable	3,081,329	2,325,038
Lease liabilities	226,187	215,671
On Demand or Within 1 year | Other Long Term Borrowing
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,818,750	7,503,091
On Demand or Within 1 year | Tranche 2B Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	701
Within 2 to 5 years | Other Long Term Borrowing
Disclosure of detailed information about financial instruments [line items]
Borrowings	16,723,211	24,557,362
After 5 years | Loan From Government
Disclosure of detailed information about financial instruments [line items]
Borrowings	12,496,831	11,855,579
After 5 years | K2HV Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 87,693	$ 90,213